CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                  CHICAGO, ILLINOIS  60603



                           March 30, 2012


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:                     FT 3398
                Dow(R) Target 5 2Q '12 - Term 7/9/13
               Dow(R) Target Dvd. 2Q '12 - Term 7/9/13
                Global Target 15 2Q '12 - Term 7/9/13
              Nasdaq(R) Target 15 2Q '12 - Term 7/9/13
            NYSE(R) Intl. Target 25 2Q '12 - Term 7/9/13
                 S&P Target 24 2Q '12 - Term 7/9/13
               S&P Target SMid 60 2Q '12 - Term 7/9/13
                  Target 50/50 2Q '12 - Term 7/9/13
               Target Divsd. Dvd. 2Q '12 - Term 7/9/13
            Target Dvd. Multi-Strat. 2Q '12 - Term 7/9/13
                Target Dbl. Play 2Q '12 - Term 7/9/13
                 Target Focus 5 2Q '12 - Term 7/9/13
           Target Global Dvd. Leaders 2Q '12 - Term 7/9/13
                 Target Growth 2Q '12 - Term 7/9/13
                Target Small-Cap 2Q '12 - Term 7/9/13
             Target VIP Cons. Eqty. 2Q '12 - Term 7/9/13
         Value Line(R) Divsd. Target 40 2Q '12 - Term 7/9/13
            Value Line(R) Target 25 2Q '12 - Term 7/9/13
                            (the "Fund")

Gentlemen:

     On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of the Fund, there is enclosed Amendment No. 4 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed and amended on February 3, 2012 and further amended on February 22, 2012 and March 15, 2012 with the Securities and Exchange Commission (the "Commission").

     We have previously requested from the Commission selective review of the inclusion in the Fund of hypothetical performance information for each of the investment strategies employed by the Fund. In response to certain questions raised and comments received by the staff of the Commission in a phone conversation on March 9, 2012 we amended the Registration Statement on March 15, 2012 to incorporate these changes in the Prospectus. Corresponding revisions to the Prospectus in response to comments received from the staff of the Commission on previous Amendments have also been incorporated in this filing.

     Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible today.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 4 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment
Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at (312) 845-3017.

                                Very truly yours,




                                CHAPMAN AND CUTLER LLP



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